INCOME TAX - INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
INCOME TAX
Current					$ 1,120,521
Deferred					(153,773)
Change in valuation allowance					153,773
Income tax provision	$ 10,473	$ 343,567	$ 341,859	$ 839,471	$ 1,120,521